Discontinued Operations (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations
Revenues	13,009,388	86,793,020	49,804,306
Pretax income / (loss) of discontinued operations	1,720,926	(32,073)	5,320,519